Investments Including Derivatives	12 Months Ended
Dec. 31, 2017
Investments Including Derivatives [Abstract]
Investments Including Derivatives
Note 6 -	Investments including Derivatives

	December 31,
	*2016	2017
	NIS	NIS
Current investments
Financial assets held for trading	685	494
Bank deposits	546	275
Monetary funds and others	9	-
	1,240	769

The deposits are repayable until July 2018 and the other investments can be disposed of immediately.

*Reclassified